Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Profit for the year		$ 115,513	$ 134,745	[1]	$ 99,709	[1]
Adjustments for:
Depreciation		81,590	81,089	[1]	70,290	[1]
Financial costs		66,287	65,122	[1]	60,247	[1]
Financial income		(2,413)	(1,019)	[1]	(209)	[1]
Unrealized loss/(gain) on derivatives held for trading		1,411	(2,174)	[1]	1,570	[1]
Recycled loss of cash flow hedges reclassified to profit or loss	[1]				2,527
Share-based compensation		1,034	850	[1]	480	[1]
Adjusted Profit Loss		263,422	278,613	[1]	234,614	[1]
Decrease/(increase) in trade and other receivables		(9,633)	1,501	[1]	1,043	[1]
(Increase)/decrease in inventories		(90)	323	[1]	(1,086)	[1]
Change in related parties, net		(13,151)	19,432	[1]	(4,013)	[1]
(Increase)/decrease in prepayments and other current assets		506	32	[1]	(1,230)	[1]
Decrease/(increase) in other non-current assets		(800)	928	[1]	2,093	[1]
(Decrease)/increase in other non-current liabilities		1,439			(139)	[1]
(Decrease)/increase in trade accounts payable		230	1,289	[1]	(167)	[1]
Increase/(decrease) in other payables and accruals		635	(2,242)	[1]	9,781	[1]
Cash provided by operations		242,558	299,876	[1]	240,896	[1]
Interest paid		(57,451)	(57,049)	[1]	(35,966)	[1]
Net cash provided by operating activities		185,107	242,827	[1]	204,930	[1]
Cash flows from investing activities:
Payments for vessels' additions		(24,177)	(5,131)	[1]	(502,132)	[1]
Financial income received		2,326	1,012	[1]	204	[1]
Purchase of short-term investments		(38,000)			(7,500)	[1]
Maturity of short-term investments		28,000	7,500	[1]	3,000	[1]
Net cash provided by/(used in) investing activities		(31,851)	3,381	[1]	(506,428)	[1]
Cash flows from financing activities:
Borrowings drawdowns		25,940	60,000	[1]	1,213,748	[1]
Borrowings repayments		(197,790)	(218,370)	[1]	(791,160)	[1]
Payment of loan issuance costs		(153)	(1,594)	[1]	(24,402)	[1]
Payments for interest rate swaps termination	[1]				(10,647)
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		62,516	144,297	[1]	53,826	[1]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)		208,394	139,222	[1]
Payment of offering costs		(915)	(2,033)	[1]	(454)	[1]
Cash distributions to GasLog in exchange for contribution of net assets		(128,482)	(192,168)	[1]	(68,142)	[1]
Payments for IDR modification (including third-party fees)		(25,002)
Distributions paid		(118,094)	(90,280)	[1]	(65,577)	[1]
Dividend paid to GasLog before vessel drop-down	[1]				(11,800)
Net cash provided by/(used in) financing activities		(173,586)	(160,926)	[1]	295,392	[1]
(Decrease)/increase in cash and cash equivalents		(20,330)	85,282	[1]	(6,106)	[1]
Cash and cash equivalents, beginning of the year	[1]	149,455	64,173		70,279
Cash and cash equivalents, end of the year		129,125	149,455	[1]	64,173	[1]
Non-Cash Investing and Financing Activities:
Payment for vessels through capital contributions before drop-down	[1]				49,511
Capital expenditures included in liabilities at the end of the year		11,442	1,874	[1]	1,340	[1]
Financing costs paid through capital contributions	[1]				4,879
Offering costs included in liabilities at the end of the year		1,067	364	[1]	5	[1]
Loan repayments made through capital contributions	[1]		$ 12,000		$ 65,707
Issuance of common units to GasLog in exchange for contribution of net assets		$ 45,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).